Common Shares (Tables)	12 Months Ended
Dec. 31, 2019
Common Shares [Abstract]
Common Shares [text block table]
Number of shares	Issued and fully paid	Treasury shares	Outstanding
Common shares, January 1, 2018	2,066,773,131	(371,090)	2,066,402,041
Shares issued under share-based compensation plans	0	0	0
Capital increase	0	0	0
Shares purchased for treasury	0	(372,179,750)	(372,179,750)
Shares sold or distributed from treasury	0	371,206,696	371,206,696
Common shares, December 31, 2018	2,066,773,131	(1,344,144)	2,065,428,987
Shares issued under share-based compensation plans	0	0	0
Capital increase	0	0	0
Shares purchased for treasury	0	(193,666,155)	(193,666,155)
Shares sold or distributed from treasury	0	194,338,942	194,338,942
Common shares, December 31, 2019	2,066,773,131	(671,357)	2,066,101,774

Dividends [text block table]
	2019 (proposed)	2018	2017
Cash dividends declared (in € )	0	227,000,000	227,000,000
Cash dividends declared per common share (in €)	0.00	0.11	0.11